1933 Act No. 333-42181
                                                      1940 Act No. 811-08555



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 14                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 15                                                       [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph (a)(i)
[ ] on (date)  pursuant  to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 14 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet


                                     PART A
                                     ------

    Prospectus for Class A, B, C and I shares of Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money
         Market Fund, Evergreen New Jersey Municipal Money Market Fund,
        Evergreen Pennsylvania Municipal Money Market Fund and Evergreen
                 Treasury Money Market Fund is contained herein.

    Prospectus for Class S shares of Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund,
    Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsylvania
      Municipal Money Market Fund and Evergreen Treasury Money Market Fund
                              is contained herein.


   Prospectus for Class A and Class I shares of Evergreen New York Municipal
      Money Market Fund is incorporated by reference to Post-Effective
                   Amendment No. 13 filed on April 12, 2001.

          Prospectus for Class S shares of Evergreen New York Municipal
        Money Market Fund is incorporated by reference to Post-Effective
                   Amendment No. 13 filed on April 12, 2001.


   Prospectus for Class A, B, C and Y shares of Evergreen California Municipal
         Money Market Fund and Evergreen US Government Money Market Fund
                 is incorporated by reference to Post-Effective
                   Amendment No. 10 filed on August 9, 1999.



                                     PART B
                                     ------


       Statement of Additional Information for Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money
    Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market
                            Fund is contained herein.

           Statement of Additional Information for Evergreen New York Municipal Money Market Fund is incorporated by reference to Post-Effective
                    Amendment No. 13 filed on April 12, 2001.


     Statement of Additional Information for Evergreen California Municipal
         Money Market Fund and Evergreen US Government Money Market Fund
                 is incorporated by reference to Post-Effective
                   Amendment No. 10 filed on August 9, 1999.



                                     PART C
                                     ------

                                   Exhibits

                                Indemnification

              Business and Other Connections of Investment Advisor

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN MONEY MARKET TRUST

                                    PART A

                                  PROSPECTUS

Evergreen Money Market Funds


Evergreen  Florida  Municipal  Money  Market Fund
Evergreen  Money  Market Fund
Evergreen  Municipal  Money Market Fund
Evergreen  New Jersey  Municipal  Money Market  Fund
Evergreen  Pennsylvania  Municipal  Money  Market  Fund
Evergreen  Treasury Money Market Fund

Class A
Class B
Class C
Class I

Prospectus, June 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen Florida Municipal Money
 Market Fund                                     2
Evergreen Money Market Fund                      4
Evergreen Municipal Money Market Fund            6
Evergreen New Jersey Municipal Money
 Market Fund                                     8
Evergreen Pennsylvania Municipal Money
  Market Fund                                   10
Evergreen Treasury Money Market Fund            12
GENERAL INFORMATION:
The Funds' Investment Advisor                   14
Calculating the Share Price                     14

How to Choose an Evergreen Fund                 14

How to Choose the Share Class
That Best Suits You                             15
How to Buy Shares                               16
How to Redeem Shares                            17
Other Services                                  18
The Tax Consequences of
Investing in the Funds                          18
Fees and Expenses of the Funds                  18
Financial Highlights                            19
Other Fund Practices                            27


IN GENERAL, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity. Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from federal income tax and applicable state taxes.



FUND SUMMARIES KEY
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W   O F    F U N D   R I S K S

Money Market Funds

typically rely on a combination of the following strategies:

o    maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;

o   are seeking a fund for short-term investment; and

o   are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

RISK FACTORS FOR ALL MUTUAL FUNDS
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

CONCENTRATION RISK
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal securities issuers to pay interest and principal on their debt obligations.

NON-DIVERSIFICATION RISK
An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Florida Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Florida State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOL:
o        EFIXX (Class A)
o        EFMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

 INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the State of Florida and possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from Florida intangible personal property tax and are determined to present minimal credit risk. These municipal money market securities include fixed, variable, or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short -term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)
1999       2000
2.66       3.49


BEST QUARTER:           4TH QUARTER 2000          +0.93%
WORST QUARTER:          1ST QUARTER 1999          +0.54%

Year-to-date total return through 3/31/2001 was +0.70%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                            Performance
             Date of     1 year  5 year   10      Since
               Class                       year   10/26/1998

Class A      10/26/1998  3.49%     N/A     N/A      3.04%
Class I      12/29/1998  3.80%     N/A     N/A      3.33%

* Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the fact that Class I does not pay 12b-1 fees. This fee for Class A is 0.30%. If this fee had been eliminated, returns would have been higher.

To obtain current yield information call 1-800-343-2898.


EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
              0.41%      0.30%    0.14%      0.85%
Class A
Class I       0.41%      0.00%    0.14%      0.55%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $87         $56
   3 years   $271        $176
   5 years   $471        $307
 10 years    $1,049      $689

Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENTS:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class B
o        Class C
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

 NASDAQ SYMBOLS:
o        EMAXX (Class A)
o        EMBXX (Class B)
o        EMCXX (Class C)
o        EGMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


 INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity greater than 397 days.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
    1991      1992   1993    1994     1995
    6.26      3.88   3.22    3.98     5.66

    1996      1997   1998    1999     2000
    5.22      5.33   5.26    4.93     6.11


BEST QUARTER:        1ST  QUARTER 1991          +1.77%
WORST QUARTER:       1ST QUARTER 1993           +0.78%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +1.37%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987

Class A      1/4/1995    5.80%   5.05%    4.79%    5.65%
Class B      1/26/1995   0.06%   3.98%    4.36%    5.31%
Class C      8/1/1997    3.06%   4.65%    4.62%    5.52%
Class I      11/2/1987   6.11%   5.37%    4.98%    5.79%

* Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Shareholder Transaction Expenses        Class A    Class B    Class C   Class I
Maximum deferred sales charge
   (as a % of either the redemption
   amount or initial investment,
   whichever is lower)                  None        5.00%     2.00%    None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                    TOTAL
               MANAGEMENT                 OTHER     FUND
                  FEES     12B-1 FEES   EXPENSES    OPERATING
                                                     EXPENSES

  Class A        0.39%       0.30%        0.15%       0.84%
  Class B        0.39%       1.00%        0.15%       1.54%
  Class C        0.39%       1.00%        0.15%       1.54%
  Class I        0.39%       0.00%        0.15%       0.54%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

             Assuming Redemption at End of Period     Assuming No
                                                       Redemption
             ------------------------------------  -----------------
After:       Class A  Class B   Class C   Class I  Class B   Class C

  1 year     $ 86     $ 657     $ 357     $ 55     $ 157     $ 157
 3 years     $ 268    $ 786     $ 486     $ 173    $ 486     $ 486
 5 years     $ 466    $ 1,039   $ 839     $ 302    $ 839     $ 839
10 years     $ 1,037  $ 1,557   $ 1,834   $ 677    $ 1,557   $ 1,834

Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        EXAXX (Class A)
o        EVTXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly




 INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state and District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
       1991    1992   1993    1994    1995
       4.88    3.16   2.48    2.76    3.77

       1996    1997   1998    1999    2000
       3.39    3.50   3.40    3.18    4.01

BEST QUARTER:          1ST QUARTER 1991           +1.30%
WORST QUARTER:         1ST QUARTER 1994           +0.60%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.83%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1988

Class A      1/5/1995    3.70%   3.18%    3.27%    3.81%
Class I      11/2/1988   4.01%   3.49%    3.45%    3.97%

* Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 0.30% 12b-1 fees. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                            EXPENSES
Class A         0.43%     0.30%   0.13%      0.86%
Class I         0.43%     0.00%   0.13%      0.56%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES


    After:   Class A     Class I
   1 year    $88         $57
   3 years   $274        $179
   5 years   $477        $313
 10 years    $1,061      $701

New Jersey Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and New Jersey State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        ENJXX (Class A)
o        EJMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY


The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the State of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

 PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)
        1999       2000
        2.54       3.46

BEST QUARTER:           4TH QUARTER 2000          +0.91%
WORST QUARTER:          1ST QUARTER 1999          +0.53%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.71%

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               10/26/1998

Class A      10/26/1998  3.46%     N/A      N/A      2.97%
Class I      04/05/1999  3.77%     N/A      N/A      3.22%

* Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the fact that Class I does not pay 12b-1 fees. This fee for Class A is 0.30%. If this fee had been eliminated, returns would have been higher.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                            EXPENSES
Class A         0.41%     0.30%   0.11%      0.82%
Class I         0.41%     0.00%   0.11%      0.52%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $84         $53
   3 years   $262        $167
   5 years   $455        $291
 10 years    $1,014      $653

Pennsylvania Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Pennsylvania State Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        EPPXX (Class A)
o        EPAXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its net assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the
Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

 PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each calendar year since the Class I shares' inception on 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
1992      1993   1994   1995   1996
2.87      2.12   2.54   3.66   3.07

1997      1998   1999   2000
3.23      3.09   2.96   3.84

BEST QUARTER:          4TH QUARTER 2000           +1.01%
WORST QUARTER:         1ST QUARTER 1994           +0.49%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.78%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
           Inception                             Performance
           Date of    1 year    5 year   10      Since
             Class                        year   8/15/1991

Class A    8/22/1995  3.69%    3.13%     N/A     3.04%
Class I    8/15/1991  3.84%    3.23%     N/A     3.09%
*Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 0.30% 12b-1 fees. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

 To obtain current yield information call 1-800-343-2898.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                           EXPENSES+
Class A      0.36%        0.30%  0.14%     0.80%
Class I      0.36%        0.00%  0.14%     0.50%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements Total Fund Operating Expenses were 0.65% for Class A.



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $82         $51
   3 years   $255        $160
   5 years   $444        $280
 10 years    $990        $628

Treasury Money Market Fund

FUND FACTS:

GOALS:
o        Stability of Principal
o        Current Income

PRINCIPAL INVESTMENT:
o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Obligations

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        ETAXX (Class A)
o        ETYXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


 INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.



INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed at least 65% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each calendar year since the Class I shares' inception on 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
1992      1993   1994   1995   1996
3.67      3.04   4.06   5.69   5.09

1997      1998   1999   2000
5.24      5.14   4.65   5.91

BEST QUARTER:           4TH QUARTER 2000    +1.54%
WORST QUARTER:          2ND QUARTER 1993    +0.75%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +1.30%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                                3/6/1991

Class A      3/6/1991    5.59%   4.89%    N/A        4.49%
Class I      3/6/1991    5.91%   5.20%    N/A        4.80%

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.



 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL FUND
             MANAGEMENT   12B-1  OTHER      OPERATING
                FEES      FEES   EXPENSES   EXPENSES
Class A         0.31%     0.30%   0.12%       0.73%
Class I         0.31%     0.00%   0.12%       0.43%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

  After:   Class A     Class I
  1 year     $75         $44
  3 years    $233        $138
  5 years    $406        $241
 10 years    $906        $542

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.7 billion in consolidated assets as of 4/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                             % OF THE FUND'S
FUND                                          AVERAGE DAILY
                                               NET ASSETS
Florida Municipal Money Market Fund*              0.41%
Money Market Fund**                               0.39%
Municipal Money Market Fund*                      0.43%
New Jersey Municipal Money Market Fund*           0.41%
Pennsylvania Municipal Money Market Fund*         0.36%
Treasury Money Market Fund**                      0.31%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

**Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 4 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.
Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund and Treasury Money Market Fund, and 12 Noon Eastern time for Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers up to five different share classes: Class A, Class B, Class C, Class I and Class S. Class S shares are not offered in this prospectus. See the "Fund Facts" next to the Fund Risk/Return Summaries to find out which classes of shares are offered by a particular Fund. Each class of the Money Market Fund in this prospectus except Class A and Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

CLASS A
Each Fund offers Class A shares at net asset value without a front-end sales charge. However, Class A shares are subject to an expense known as 12b-1 fees. In addition, certain broker-dealers and other financial institutions may impose a fee in connection with Class A purchases of the Funds through them. When exchanging from Class A shares of a money market fund to another fund within the Evergreen Funds family, a fee or sales charge will be imposed on the exchange. This fee or sales charge only applies to Class A shares of an Evergreen money market fund.

CLASS B (MONEY MARKET FUND ONLY)
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   TIME HELD                                 MAXIMUM  DEFERRED  SALES CHARGE
   Month of Purchase + First 12 Month
   Period                                                   5.00%
   Month of  Purchase  +  Second  12 Month  Period          4.00%
   Month of Purchase  + Third 12 Month  Period              3.00%
   Month of  Purchase + Fourth 12 Month Period              3.00%
   Month of Purchase + Fifth 12 Month Period                2.00%
   Month of Purchase + Sixth 12 Month Period                1.00%
   Thereafter                                               0.00%
   After 7 Years                                     Converts to Class A
   Dealer Allowance                                         5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

CLASS C (MONEY MARKET FUND ONLY)
Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   TIME HELD                                      MAXIMUM DEFERRED
                                                  SALES CHARGE

   Month of Purchase + First 12 Month Period           2.00%
   Month of Purchase +  Second 12 Month Period         1.00%
   Thereafter                                          0.00%
   Dealer Allowance                                    2.00%


The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

WAIVER OF CLASS B OR CLASS C DEFERRED SALES CHARGES
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
o When the shares were purchased through reinvestment of dividends/capital gains
o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o Systematic withdrawals of up to 1.00% of the account balance per month
o Loan  proceeds and financial  hardship  distributions  from a retirement  plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

CLASS I (FORMERLY CLASS Y)
Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before 12/31/1994.

CALCULATING THE DEFERRED SALES CHARGE

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of i) the net asset value of the shares at the time of redemption or ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to Evergreen Distributor Inc.
(EDI) or its predecessor.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


---------------- -------------- -------------- --------------
                 MINIMUM        MINIMUM        MINIMUM
                 INITIAL        INITIAL        ADDITIONAL
                 PURCHASE OF    PURCHASE OF    PURCHASES
                 CLASS A, B     CLASS I
                 AND C SHARES   SHARES
---------------- -------------- -------------- --------------
Regular          $1,000         $1,000,000*    None
Accounts
----------------
IRAs             $250           N/A**          None
Systematic       $50            N/A**          $25/monthly
Investment Plan                                (for Classes
                                               A, B and C)**

---------
*Minimum initial purchase amount does not apply to former Class Y shareholders. **Former Class Y shareholders may invest at the Class A, B and C share amounts.


METHOD               OPENING AN ACCOUNT                                             ADDING TO AN ACCOUNT
BY MAIL OR  THROUGH o Complete  and sign the  account  application.                o Make your check  payable to
AN  INVESTMENT      o Make the check  payable to  Evergreen  Funds. Cash,            Evergreen Funds
PROFESSIONAL          credit cards, third party checks, credit card checks         o Write a note specifying:
                      or money orders will not be accepted.                         -        The Fund name
                    o Mail the application and your check to the address            -        Share class
                          below:                                                    -        Your account number
                              POSTAL SERVICE ADDRESS:         OVERNIGHT ADDRESS:    -        The name(s) in which the account
                              Evergreen Service Company, LLC   Evergreen Service          is registered.
                              P.O. Box 2121                    Company, LLC        o Mail to the address to the left or
                              Boston, MA  02106-9970           200 Berkeley St.      deliver to your investment professional
                                                               Boston, MA 02116-5034
                     o      Or  deliver  them  to your  investment  professional
                            (provided he or she has a broker-dealer  arrangement
                            with EDI.)

BY PHONE             o    Call 1-800-343-2898 to set up an account number and       o    Call the Evergreen Express Line at
                          get wiring instructions.                                        1-800-346-3858 24 hours a day or to
                     o    Instruct your bank to wire or transfer your                    speak with an Evergreen professional
                          purchase (they may charge a wiring fee).                       call 1-800-343-2898 between 8 a.m. and
                     o    Complete the account application and mail to:                  6 p.m. Eastern time, on any business
                          POSTAL SERVICE ADDRESS:         OVERNIGHT ADDRESS:             day.
                          Evergreen Service Company, LLC  Evergreen Service          o   If your bank account is set up on
                          P.O. Box 2121                   Company, LLC                   file, you can request either:
                          Boston, MA  02106-9970          200 Berkeley St.           -      Federal Funds Wire (offers
                                                          Boston, MA 02116-5034             immediate access to funds) or
                                                                                     -      Electronic transfer through the
                                                                                           Automated Clearing House which
                                                                                           avoids wiring fees.
                     o    Trades received after 2 p.m. Eastern time for Money
                          Market Fund and Treasury Money Market Fund and 12 Noon
                          Eastern time for Florida  Municipal Money Market Fund,
                          Municipal  Money  Market  Fund,  New Jersey  Municipal
                          Money  Market Fund and  Pennsylvania  Municipal  Money
                          Market  Fund  on  market  trading  days  will  receive
                          dividends starting on the next market day.*

BY EXCHANGE          o      You can make an additional  investment by
                            exchange from an existing Evergreen Funds account by
                            contacting your  investment  professional or calling
                            the Evergreen Express Line at 1-800-346-3858.**
                     o      You can  only  exchange  shares  from  your  account
                            within   the  same   class   and   under   the  same
                            registration.
                     o      There  is no sales  charge  or  redemption  fee when
                            exchanging   funds   within   the   Evergreen   Fund
                            family.***
                     o      Orders placed  before 2 p.m.  Eastern time for Money
                            Market Fund and  Treasury  Money  Market Fund and 12
                            Noon Eastern time for Florida Municipal Money Market
                            Fund,   Municipal  Money  Market  Fund,  New  Jersey
                            Municipal   Money   Market  Fund  and   Pennsylvania
                            Municipal  Money Market Fund on market  trading days
                            will receive that day's closing share price (if not,
                            you will  receive  the  next  market  day's  closing
                            price).*
                     o      Exchanges are limited to three per calendar quarter,
                            but in no event more than five per calendar year.
                     o      Exchanges   between   accounts  which  do  not  have
                            identical  ownership  must be made in writing with a
                            signature  guarantee  (see  "Exceptions:  Redemption
                            Requests That Require A Signature  Guarantee" on the
                            next page).

SYSTEMATIC           o      You can transfer money automatically from your bank       o       To establish automatic
INVESTMENT PLAN             account into your Fund account on a monthly or quarterly          investing for an existing
(SIP)                       basis.                                                            account, call 1-800-343-2898 for
                     o      Initial investment minimum is $50 if you invest at                an application.
                            least $25 per month with this service.                     o      The minimum is $25 per month or
                     o      To enroll, check off the box on the account                       $75 per quarter.
                            application and provide:                                   o      You can also establish an
                     -        Your bank account information                                   investing program through direct
                     -        The amount and date of your monthly or quarterly                deposit from your paycheck. Call
                              investment.                                                     1-800-343-2898 for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

METHODS           REQUIREMENTS
CALL US           o    Call the Evergreen Express Line at 1-800-346-3858 24
                       hours a day or to speak  with an  Evergreen  professional
                       call  1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                       time, on any business day.
                  o    This service must be authorized ahead of time, and is only available for regular accounts.*
                  o    All authorized requests made before 2 p.m. Eastern time for Money Market Fund and Treasury Money
                       Market  Fund  and  12  Noon   Eastern  time  for  Florida
                       Municipal Money Market Fund, Municipal Money Market Fund,
                       New Jersey  Municipal Money Market Fund and  Pennsylvania
                       Municipal  Money Market Fund on market  trading days will
                       be processed at that day's closing  price.  Requests made
                       after  these  times  will  be  processed   the  following
                       business day.**
                  o    We can either:
                       -  wire the proceeds into your bank account (service charges may apply)
                       -  electronically  transmit  the  proceeds  into your bank account via the  Automated  Clearing  House service - mail you a check.
                  o    All telephone calls are recorded and may be monitored for
                       your  protection.  We are not  responsible  for acting on
                       telephone orders we believe are genuine.
                  o    See  "Exceptions:  Redemption  Requests  That  Require  A
                       Signature Guarantee" below for requests that must be made
                       in writing with your signature guaranteed.

WRITE US          You can mail a redemption request to:    POSTAL SERVICE ADDRESS:         OVERNIGHT ADDRESS:
                                                           Evergreen Service Company, LLC  Evergreen Service Company, LLC
                                                           P.O. Box 2121                   200 Berkeley St.
                                                           Boston, MA  02106-9970          Boston, MA  02116-5034

                  o   Your letter of instructions must:
                      - list the Fund name and the account number
                      - indicate the number of shares or dollar value you wish to redeem
                      - be signed by the registered owner(s)
                  o   See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To  redeem  from an IRA or other  retirement  account,  call 1-800-343-2898 for special instructions.

REDEEM  YOUR      o  You may also redeem your  shares by  contacting  your  investment professional.
SHARES IN PERSON  o A fee may be charged for this service.

SYSTEMATIC        o You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
WITHDRAWAL          without  redemption  fees.
PLAN (SWP)        o The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o The minimum is $75 per month.
                  o The  maximum  is 1% of  your  account  per  month  or 3% per quarter.
                  o To enroll, call 1-800-343-2898 for instructions.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

TIMING OF PROCEEDS
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

EXCEPTIONS: REDEMPTION REQUESTS THAT REQUIRE A SIGNATURE GUARANTEE
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o  You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  CORPORATE ACCOUNTS: certified copy of corporate resolution
  FIDUCIARY ACCOUNTS: copy of the power of attorney or other governing document


WHO CAN PROVIDE A SIGNATURE GUARANTEE:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES

EVERGREEN EXPRESS LINE
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

PAYROLL DEDUCTION (CLASS A, CLASS B AND CLASS C ONLY)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

TELEPHONE INVESTMENT PLAN
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 2 p.m. Eastern time for Money Market Fund and Treasury Money Market Fund, and 12 Noon Eastern time for Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund will be invested the day the request is received.

DIVIDEND EXCHANGE
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same account registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

REINSTATEMENT PRIVILEGES
Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the then current NAV and your deferred sales charge schedule will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

O DIVIDENDS. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o CAPITAL GAINS. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

DIVIDEND AND CAPITAL GAIN REINVESTMENT
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.


RETIREMENT PLANS
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

OTHER EXPENSES
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES
The total cost of running the fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the fund's net asset value is calculated, and are expressed as a percentage of the fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in a fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a fund's advisor may waive a portion of the fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For the fiscal years or periods ended prior to January 31, 2000, the tables for Money Market Fund and Municipal Money Market Fund were derived from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

                                   EVERGREEN
                      Florida Municipal Money Market Fund

                                       Year Ended January 31,
                                       ------------------------
                                        2001    2000   1999 (a)
 CLASS A SHARES
 Net asset value, beginning of period  $ 1.00  $ 1.00   $ 1.00
                                       ------  ------   ------
 Net investment income                   0.03    0.03     0.01
 Distributions to shareholders from
 Net investment income                  (0.03)  (0.03)   (0.01)
                                       ------  ------   ------
 Net asset value, end of period        $ 1.00  $ 1.00   $ 1.00
                                       ------  ------   ------
 Total return                            3.48%   2.69%    0.69%
 Ratios and supplemental data
 Net assets, end of period (millions)  $   28  $  140   $   84
 Ratios to average net assets
 Expenses#                               0.85%   0.84%    0.93%+
 Net investment income                   3.39%   2.77%    2.66%+


                                       Year Ended January 31,
                                       ------------------------
                                        2001    2000   1999 (b)
 CLASS I+++ SHARES
 Net asset value, beginning of period  $ 1.00  $ 1.00   $1.00
                                       ------  ------   -----
 Net investment income                   0.04    0.03       0++
 Distributions to shareholders from
 Net investment income                  (0.04)  (0.03)      0++
                                       ------
 Net asset value, end of period        $ 1.00  $ 1.00   $1.00
                                       ------  ------   -----
 Total return                            3.79%   3.01%   0.26%
 Ratios and supplemental data
 Net assets, end of period (millions)  $    0  $    0   $   0
 Ratios to average net assets
 Expenses#                               0.55%   0.54%   0.65%+
 Net investment income                   3.69%   3.07%   2.98%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.
+++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  -----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05

Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------

Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.84%   4.68%   4.90%    2.08%        4.95%       5.05%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $2,302  $8,931  $5,210   $2,910   $    2,803  $    1,755
Ratios to average net
 assets
 Expenses++                0.84%   0.83%   0.85%    0.89%+       0.79%       0.75%
 Net investment income     5.54%   4.63%   4.78%    4.91%+       4.87%       4.86%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ---------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS B SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.05    0.04    0.04     0.02         0.04        0.04


Distributions to
 shareholders from
Net investment income     (0.05)  (0.04)  (0.04)   (0.02)       (0.04)      (0.04)
                         ------  ------  ------   ------   ----------  ----------

Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return*              5.11%   3.95%   4.18%    1.78%        4.22%       4.31%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   52  $   67  $   65   $   25   $       23  $       10
Ratios to average net
 assets
 Expenses++                1.54%   1.53%   1.55%    1.59%+       1.49%       1.45%
 Net investment income     4.95%   3.89%   4.09%    4.22%+       4.16%       4.18%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
*   Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                            Year Ended January 31,
                         --------------------------------      Year Ended
                          2001    2000    1999   1998 (a)  August 31, 1997 (b)
CLASS C SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00          $1.00
                         ------  ------  ------   ------          -----
Net investment income      0.05    0.04    0.04     0.02              0++
Distributions to
 shareholders from
Net investment income     (0.05)  (0.04)  (0.04)   (0.02)             0++
                         ------  ------  ------   ------          -----
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00          $1.00
                         ------  ------  ------   ------          -----
Total return*              5.11%   3.95%   4.18%    1.78%          0.37%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $    9  $    6  $    5   $    2          $   5
Ratios to average net
 assets
 Expenses#                 1.55%   1.54%   1.55%    1.59%+         1.67%+
 Net investment income     4.99%   3.95%   4.09%    4.20%+         4.42%+

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ---------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I+++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               6.15%   4.99%   5.21%    2.21%        5.27%       5.36%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $1,964  $1,908  $1,745   $  610   $      635  $      671
Ratios to average net
 assets
 Expenses#                 0.54%   0.53%   0.55%    0.59%+       0.48%       0.45%
 Net investment income     5.97%   4.89%   5.07%    5.22%+       5.13%       5.16%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
*   Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.
+++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                          Municipal Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         -------------------------------   ----------------------
                          2001    2000    1999   1998(a)      1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00  $ 1.00    $     1.00  $     1.00
                         ------  ------  ------  ------    ----------  ----------
Net investment income      0.04    0.03    0.03    0.01          0.03        0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)  (0.01)        (0.03)      (0.03)
                         ------  ------  ------  ------    ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00  $ 1.00    $     1.00  $     1.00
                         ------  ------  ------  ------    ----------  ----------
Total return               3.69%   2.90%   3.07%   1.34%         3.13%       3.22%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  126  $  708  $  737  $  672    $      667  $      661
Ratios to average net
 assets
 Expenses#                 0.86%   0.86%   0.87%   0.88%+        0.83%       0.79%
 Net investment income     3.59%   2.84%   3.02%   3.18%+        3.09%       3.14%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.04    0.03    0.03     0.01         0.03        0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)      (0.03)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               4.00%   3.21%   3.38%    1.47%        3.44%       3.53%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  512  $  591  $  540   $  386   $      378  $      617
Ratios to average net
 assets
 Expenses#                 0.56%   0.56%   0.57%    0.58%+       0.53%       0.49%
 Net investment income     3.89%   3.15%   3.30%    3.46%+       3.37%       3.44%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund

                                      Year Ended January 31,
                                      ------------------------
                                       2001    2000   1999 (a)
CLASS A SHARES
Net asset value, beginning of period  $ 1.00  $ 1.00   $ 1.00
                                      ------  ------   ------
Net investment income                   0.03    0.03     0.01
Distributions to shareholders from
Net investment income                  (0.03)  (0.03)   (0.01)
                                      ------  ------   ------
Net asset value, end of period        $ 1.00  $ 1.00   $ 1.00
                                      ------  ------   ------
Total return                            3.45%   2.59%    0.66%
Ratios and supplemental data
Net assets, end of period (millions)  $   34  $  111   $   95
Ratios to average net assets
 Expenses#                              0.82%   0.84%    0.85%+
 Net investment income                  3.38%   2.57%    2.46%+

                                      Year Ended January 31,
                                      --------------------------
                                         2001        2000 (b)
CLASS I++ SHARES
Net asset value, beginning of period  $      1.00   $      1.00
                                      -----------   -----------
Net investment income                        0.04          0.02
Distributions to shareholders from
Net investment income                       (0.04)        (0.02)
                                      -----------   -----------
Net asset value, end of period        $      1.00   $      1.00
                                      -----------   -----------
Total return                                 3.76%         2.47%
Ratios and supplemental data
Net assets, end of period (millions)  $         2   $         2
Ratios to average net assets
 Expenses#                                   0.53%         0.52%+
 Net investment income                       3.69%         3.06%+

(a) For the period October 26, 1998 (commencement of class operations) to Janu-ary 31, 1999.
(b) For the period April 3, 1999 (commencement of class operations) to January 31, 2000.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ------------------------       Year Ended
                          2001    2000    1999   1998 (a)    1997       1996 (b)     February 29, 1996 (c)
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                         ------  ------  ------   ------   ----------   ----------          ------
Net investment income      0.04    0.03    0.03     0.01         0.03         0.01            0.02
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)       (0.01)          (0.02)
                         ------  ------  ------   ------   ----------   ----------          ------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                         ------  ------  ------   ------   ----------   ----------          ------
Total return               3.66%   2.90%   2.96%    1.34%        3.05%        1.49%           1.72%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   19  $  125  $   96   $   37   $       36   $       22          $    4
Ratios to average net
 assets
 Expenses#                 0.65%   0.60%   0.61%    0.61%+       0.60%        0.55%+          0.47%+
 Net investment income     3.59%   2.87%   2.90%    3.15%+       3.01%        2.97%+          3.14%+

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ------------------------     Year Ended
                          2001    2000    1999   1998 (a)    1997       1996 (b)     February 29, 1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00        $ 1.00
                         ------  ------  ------   ------   ----------   ----------        ------
Net investment income      0.04    0.03    0.03     0.01         0.03         0.01          0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)       (0.01)        (0.03)
                         ------  ------  ------   ------   ----------   ----------        ------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00        $ 1.00
                         ------  ------  ------   ------   ----------   ----------        ------
Total return               3.82%   3.00%   3.07%    1.38%        3.15%        1.51%         3.55%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   71  $   62  $   40   $   33   $       32   $       48        $   83
Ratios to average net
 assets
 Expenses#                 0.49%   0.50%   0.52%    0.51%+       0.50%        0.50%+        0.37%
 Net investment income     3.73%   2.98%   3.02%    3.26%+       3.10%        2.92%+        3.42%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS

                                   EVERGREEN
                           Treasury Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.04    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.04)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.65%   4.38%   4.75%    2.07%        4.82%       4.98%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  743  $2,828  $3,366   $2,616   $    2,485  $    2,608
Ratios to average net
 assets
 Expenses#                 0.73%   0.74%   0.73%    0.73%+       0.72%       0.69%
 Net investment income     5.27%   4.28%   4.63%    4.89%+       4.73%       4.76%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.97%   4.69%   5.07%    2.20%        5.14%       5.29%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $1,032  $1,034  $1,045   $  572   $      547  $      760
Ratios to average net
 assets
 Expenses#                 0.43%   0.44%   0.43%    0.43%+       0.42%       0.39%
 Net investment income     5.78%   4.58%   4.89%    5.19%+       5.02%       5.12%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

OTHER FUND PRACTICES

Taxable securities in which Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.


Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                 Evergreen Funds

INSTITUTIONAL MONEY MARKET FUNDS
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

MONEY MARKET FUNDS
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC GROWTH FUNDS
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

                      Q U I CK   R E F E R E N C E   G U I D E

1.  EVERGREEN EXPRESS LINE
     CALL 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.  INVESTOR SERVICES
     CALL 1-800-343-2898
     Each business day, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account


3.       INFORMATION LINE FOR HEARING AND SPEECH IMPAIRED
     (TTY/TDD)
     CALL 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m. Eastern time

4.  WRITE US A LETTER
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.  FOR EXPRESS, REGISTERED OR CERTIFIED MAIL
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

6.  VISIT US ON-LINE
     www.evergreeninvestments.com

7.  REGULAR COMMUNICATIONS YOU WILL RECEIVE
     ACCOUNT STATEMENTS -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

     CONFIRMATION NOTICES -- We send a confirmation of any transaction, other than SIP and SWP transactions, you make within five days. Please review and notify Evergreen of any inaccuracies.

     ANNUAL AND SEMI-ANNUAL REPORTS -- You will receive a detailed financial report on each Fund you invest in twice a year.

     TAX FORMS -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

     FOR MORE INFORMATION ABOUT THE
     EVERGREEN MONEY MARKET FUNDS, ASK FOR:


     THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.



     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.



                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                      SEC File No.: 811-08555

Evergreen Money Market Funds


Evergreen  Florida  Municipal  Money  Market Fund
Evergreen  Money  Market Fund
Evergreen  Municipal  Money Market Fund
Evergreen  New Jersey  Municipal  Money Market  Fund
Evergreen  Pennsylvania  Municipal  Money  Market  Fund
Evergreen  Treasury Money Market Fund


Class S

Prospectus, June 1, 2001


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen Florida Municipal Money
 Market Fund                                     2
Evergreen Money Market Fund                      4
Evergreen Municipal Money Market Fund            6
Evergreen New Jersey Municipal Money
 Market Fund                                     8
Evergreen Pennsylvania Municipal Money
  Market Fund                                   10
Evergreen Treasury Money Market Fund            12
GENERAL INFORMATION:
The Funds' Investment Advisor                   14
Calculating the Share Price                     14
How to Choose an Evergreen Fund                 14
How to Choose the Share Class
That Best Suits You                             15
How to Buy and Redeem Shares                    16
Other Services                                  18
The Tax Consequences of
Investing in the Funds                          18
Fees and Expenses of the Funds                  19
Financial Highlights                            20
Other Fund Practices                            26


IN GENERAL, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity. Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from federal income tax and applicable state taxes.


FUND SUMMARIES KEY
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Money Market  Funds
TYPICALLY RELY ON A COMBINATION OF THE FOLLOWING STRATEGIES:
o        maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate: ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

MAY BE APPROPRIATE FOR INVESTORS WHO:
o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a Fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

RISK FACTORS FOR ALL MUTUAL FUNDS
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.





FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

CONCENTRATION RISK
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal securities issuers to pay interest and principal on their debt obligations.

NON-DIVERSIFICATION RISK
An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Florida Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Florida State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the State of Florida, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o INTEREST RATE RISK o CREDIT RISK
o CONCENTRATION RISK o NON-DIVERSIFICATION RISK The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short -term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1999       2000
2.66       3.33

BEST QUARTER:        2ND QUARTER 2000            +0.90%*
WORST QUARTER:       1ST  QUARTER 1999           +0.54%*

Year-to-date total return through 3/31/2001 was +0.63%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                            Performance
             Date of     1 year  5 year   10      Since
               Class                       year   10/26/1998
Class S      6/30/2000   3.33%     N/A     N/A      2.97%

* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              TOTAL FUND
             MANAGEMENT   12B-1     OTHER      OPERATING
                FEES        FEES    EXPENSES   EXPENSES
Class S         0.41%      0.60%     0.14%       1.15%



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
     After:          Class S
      1 year        $117
      3 years       $365
      5 years       $633
    10 years        $1,398

Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENTS:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
       1991     1992     1993   1994    1995
       6.26     3.88     3.22   3.98    5.66
       1996     1997     1998   1999    2000
       5.22     5.33     5.26   4.93    5.79

BEST QUARTER:        1ST QUARTER 1991             +1.77%*
WORST QUARTER:       1ST QUARTER 1993             +0.78%*

Year-to-date total return through 3/31/2001 was +1.22%.

The next table lists the Fund's average annual total return for Class S shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)   *
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987
  Class S    6/30/2000   5.79%    5.30%    4.95%     5.76%

* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    TOTAL
                                                    FUND
               MANAGEMENT                 OTHER     OPERATING
                  FEES     12B-1 FEES   EXPENSES     EXPENSES
Class S          0.39%       0.60%        0.15%       1.14%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:                 Class S
  1 year            $ 116
 3 years            $ 362
 5 years            $ 628
10 years            $ 1,386

 Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
   1991    1992   1993    1994   1995
   4.88    3.16   2.48    2.76   3.77
   1996    1997   1998    1999   2000
   3.39    3.50   3.40    3.18   3.70

BEST QUARTER:        1ST QUARTER 1991             +1.30%*
WORST QUARTER:       1ST QUARTER 1994             +0.60%*

Year-to-date total return through 3/31/2001 was +0.68%.

The next table lists the Fund's average annual total return for Class S shares over the past one, five and ten years and since inception (through 12/31/2000).This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1       5 year   10 year  Since
               Class     year                      11/2/1988
  Class S    6/30/2000   3.70%   3.43%     3.42%     3.94%
* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.43%      0.60%    0.13%      1.16%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES


 After:                Class S
1 year                  $118
3 years                 $368
5 years                 $638
10 years                $1,409

New Jersey Municipal Money Market Fund

FUND FACTS:

GOAL:
o        High Current Income Exempt from Federal and New Jersey State Tax
o        Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the State of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.


The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o INTEREST RISK o CREDIT RISK o CONCENTRATION RISK o NON-DIVERSIFICATION RISK The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
      1999     2000
      2.54     3.31

BEST QUARTER:         2ND QUARTER 2000            +0.90%*
WORST QUARTER:        1ST QUARTER 1999            +0.53%*

Year-to-date total return through 3/31/2001 was +0.64%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               10/26/1998
Class S      6/30/2000   3.31%     N/A      N/A      2.90%
* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.41%      0.60%    0.11%      1.12%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:         Class S
   1 year          $114
   3 years         $356
   5 years         $617
10 years           $1,363

Pennsylvania Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax and Pennsylvania State Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its net assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the
Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers than the market for short-term tax exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992      1993   1994   1995   1996
2.87      2.12   2.54   3.66   3.07
1997      1998   1999   2000
3.23      3.09   2.96   3.53

BEST QUARTER:         2ND QUARTER 2000            +0.99%*
WORST QUARTER:       1ST QUARTER 1994             +0.49%*

Year-to-date total return through 3/31/2001 was +0.64%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               8/15/1991
  Class S    6/30/2000   3.53%    3.17%     N/A      3.06%
* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.36%      0.60%    0.14%      1.10%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:      Class S
   1 year       $112
   3 years      $350
   5 years      $606
 10 years       $1,340

Treasury Money Market Fund

FUND FACTS:

GOALS:
o        Stability of Principal
o        Current Income

PRINCIPAL INVESTMENTS:
o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Obligations

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.



INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed at least 65% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992     1993   1994    1995   1996
3.36     2.73   3.75    5.38   4.78
1997     1998   1999    2000
4.91     4.83   4.33    5.43

BEST QUARTER:         4TH QUARTER 2000            +1.39%
WORST QUARTER:        3RD QUARTER 1993            +0.67%*

Year-to-date total return through 3/31/2001 was +1.15%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                                3/6/1991
  Class S    6/30/2000   5.43%    4.86%     N/A      4.47%
* Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class A pays 12b-1 fees of 0.30%. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                           TOTAL FUND
            MANAGEMENT   12B-1   OTHER      OPERATING
               FEES       FEES   EXPENSES   EXPENSES
Class S       0.31%      0.60%    0.12%       1.03%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

  After:      Class S
   1 year       $105
   3 years      $328
   5 years      $569
 10 years       $1,259

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.7 billion in consolidated assets as of 4/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

FUND                                % OF THE FUND'S AVERAGE
                                         DAILY NET ASSETS
Florida Municipal Money Market Fund*                 0.41%
Money Market Fund**                                  0.39%
Municipal Money Market Fund*                         0.43%
New Jersey Municipal Money Market Fund*              0.41%
Pennsylvania Municipal Money Market Fund*            0.36%
Treasury Money Market Fund**                         0.31%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

 **Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 4 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets , subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.
Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund and Treasury Money Market Fund, and 12 Noon Eastern time for Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a Fund , you select a share class. Each Fund offers up to five different share classes: Class A, Class B, Class C, Class I and Class S. Only Class S shares are offered in this prospectus.

Each Fund offers Class S shares at net asset value (NAV) without a front-end sales charge or a deferred sales charge. However, Class S shares are subject to 0.60% 12b-1 fees. Class S shares are sold through certain broker-dealers and financial institutions with selling agreements for Evergreen Distributors Inc.
(EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class S share purchases of the Funds.


HOW TO BUY AND REDEEM SHARES

Class S shares of each Fund are sold at NAV through certain broker-dealers and financial institutions with selling agreements for EDI. You can redeem your Class S shares of each Fund at NAV through certain broker-dealers and financial institutions with selling agreements for EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.


OTHER SERVICES

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund  distributions (dividends and capital gains)
o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

O DIVIDENDS. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o CAPITAL GAINS. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

DIVIDEND AND CAPITAL GAIN REINVESTMENT
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING
Your broker-dealer or financial institution provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class S shares. Up to 1.00% of the average daily net assets of Class S shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

OTHER EXPENSES
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in Class S of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

                                   EVERGREEN
                      Florida Municipal Money Market Fund

                                            Year Ended
                                       January 31, 2001 (a)
 CLASS S SHARES
 Net asset value, beginning of period  $   1.00
                                       --------
 Net investment income                     0.02
 Distributions to shareholders from
 Net investment income                    (0.02)
                                       --------
 Net asset value, end of period        $   1.00
                                       --------
 Total return                              1.87%
 Ratios and supplemental data
 Net assets, end of period (millions)  $    163
 Ratios to average net assets
 Expenses#                                 1.16%+
 Net investment income                     3.09%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period        $  1.00
                                            -------
Net investment income                          0.03
Distributions to shareholders from
Net investment income                         (0.03)
                                            -------
Net asset value, end of period              $  1.00
                                            -------
Total return                                   3.33%
Ratios and supplemental data
Net assets, end of period (millions)        $10,771
Ratios to average net assets
 Expenses#                                     1.15%+
 Net investment income                         5.56%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
*   Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                          Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.99%
Ratios and supplemental data
Net assets, end of period (millions)         $  574
Ratios to average net assets
 Expenses#                                     1.16%+
 Net investment income                         3.31%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.84%
Ratios and supplemental data
Net assets, end of period (millions)         $   98
Ratios to average net assets
 Expenses#                                     1.14%+
 Net investment income                         3.07%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.89%
Ratios and supplemental data
Net assets, end of period (millions)         $  140
Ratios to average net assets
 Expenses#                                     1.09%+
 Net investment income                         3.17%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                           Treasury Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.03
Distributions to shareholders from
Net investment income                         (0.03)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   3.24%
Ratios and supplemental data
Net assets, end of period (millions)         $2,135
Ratios to average net assets
 Expenses#                                     1.04%+
 Net investment income                         5.50%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

OTHER FUND PRACTICES
Taxable securities in which Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                 Evergreen Funds
INSTITUTIONAL MONEY MARKET FUNDS
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

MONEY MARKET FUNDS
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC GROWTH FUNDS
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

     FOR MORE INFORMATION ABOUT THE
     EVERGREEN MONEY MARKET FUNDS, ASK FOR:

     THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                    SEC File No.: 811 08555

                           EVERGREEN MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN MONEY MARKET TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 1, 2001


        Evergreen Florida Municipal Money Market Fund ("Florida Municipal
                              Money Market Fund")
                Evergreen Money Market Fund ("Money Market Fund")
      Evergreen Municipal Money Market Fund ("Municipal Money Market Fund")
     Evergreen New Jersey Municipal Money Market Fund ("New Jersey Municipal
                              Money Market Fund")
   Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal
                              Money Market Fund")
       Evergreen Treasury Money Market Fund ("Treasury Money Market Fund")

                     (Each a "Fund"; together, the "Funds")


                      Each Fund is a series of an open-end
                          management investment company
                         known as Evergreen Money Market
                               Trust (the "Trust")


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated June 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through one prospectus offering Class A and Class I (formerly Class Y) shares of each Fund and Class B and Class C shares of Evergreen Money Market Fund, and one prospectus offering Class S shares of each Fund. You may obtain a prospectus without charge by calling (800)343-2898 or downloading it off our website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated January 31, 2001. You may obtain a copy of the Annual Report without charge by calling (800)343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-3
EXPENSES..................................................................1-7
PERFORMANCE..............................................................1-10
SERVICE PROVIDERS........................................................1-12
FINANCIAL STATEMENTS.....................................................1-13
ADDITIONAL INFORMATION CONCERNING FLORIDA................................1-14
ADDITIONAL INFORMATION CONCERNING NEW JERSEY.............................1-20
ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA...........................1-23

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...........   2-1
PURCHASE AND REDEMPTION OF SHARES......................................... 2-14
SALES CHARGE WAIVERS AND REDUCTIONS....................................... 2-15
PRICING OF SHARES..........................................................2-17
PERFORMANCE CALCULATIONS.................................................. 2-18
PRINCIPAL UNDERWRITER......................................................2-20
DISTRIBUTION EXPENSES UNDER RULE 12b-1.....................................2-21
TAX INFORMATION............................................................2-22
BROKERAGE..................................................................2-26
ORGANIZATION...............................................................2-27
INVESTMENT ADVISORY AGREEMENT..............................................2-29
MANAGEMENT OF THE TRUST....................................................2-30
CORPORATE AND MUNICIPAL BOND RATINGS.......................................2-32
ADDITIONAL INFORMATION.....................................................2-35

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification (Money Market Fund, Municipal Money Market Fund and Treasury Money Market Fund)

         Money Market Fund, Municipal Money Market Fund and Treasury Money Market Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         1a. Non-Diversification (Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund)

         A non-diversified management investment company, in order to maintain its tax treatment as a registered investment company pursuant to the Internal Revenue Code of 1986, as amended, may have no more than 25% of its total assets invested in the securities (other than U.S. government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities test applicable to diversified funds.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of Money Market Fund, domestic bank money instruments).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any cash collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay fees in connection with such loans.

         9. Investments in Federally Tax-Exempt Securities

         Each Fund (other than Money Market Fund and Treasury Money Market Fund) will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase  Agreements
Securities Lending
Options and Futures Strategies
Foreign  Securities (applies  to Money  Market  Fund only)
Premium Securities
Illiquid and Restricted  Securities
Investment in Other  Investment Companies
Municipal  Securities (except for Money Market Fund and Treasury Money
  Market  Fund)
U.S. Virgin Islands, Guam and Puerto Rico
Tender  Option  Bonds
Master Demand Notes
Obligations of Foreign  Branches of United States Banks (applies to Money Market
  Fund only)
Obligations  of United States  Branches of Foreign Banks (applies to
  Money Market Fund only)
Zero Coupon  "Stripped" Bonds
Floating Rate and Variable
Rate Obligations (except for Treasury Money Market Fund)
Stand-by Commitments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of April 30, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of April 30, 2001.

                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund Class A
                    ---------------------------------------- ----------------
                    First Union Brokerage Services Money     87.995%
                    Market Omnibus Account
                    301 South College Street
                    Charlotte, NC  28202-6000
                    ---------------------------------------- ----------------
                    First Clearing Corporation               5.081%
                    Louise T. Minges
                    4831 Bay Shore Road
                    Sarasota, FL  34234-3716
                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund Class I
                    ---------------------------------------- ----------------
                    Jack W. Pearson                          99.226%
                    Dorothy J. Pearson TTEES
                    The Jack W. Pearson Rev Trust
                    PO Box 287
                    North Greece, NY  14515-0287
                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund S
                    ---------------------------------------- ----------------
                    First Clearing Corp-Cap Sweep Account    100%
                    Attn:  RIG Compliance
                    401 S. Tryon St. NC1164
                    Charlotte, NC  28202-3215
                    ---------------------------------------------------------
                    Money Market Fund Class A
                    ---------------------------------------- ----------------
                    BISYS Fund Services Inc.                 36.581%
                    FBO First Union Sweep Customers
                    Attn:  Mike Bryan
                    3435 Stelzer Rd.
                    Columbus, OH  43219-6004
                    ---------------------------------------- ----------------
                    First Union Brokerage Services           22.111%
                    Money Market Omnibus Account
                    301 S College St.
                    Charlotte, NC  28202-6000
                    ---------------------------------------- ----------------
                    Evergreen Investment Mgmt. Co.           13.682%
                    200 Berkeley Street
                    Boston, MA  02116
                    ---------------------------------------- ----------------
                    First Union National Bk - NC             7.905%
                    IRA Department
                    Attn:  RIG Compliance
                    401 S. Tryon STNC1164
                    Charlotte, MNC  28202-6000
                    ---------------------------------------- ----------------
                    Evergreen Investment Services, Inc.      5.174%
                    200 Berkeley Street
                    Boston, MA.  02116
                    ---------------------------------------------------------
                    Money Market Fund Class B
                    ---------------------------------------- ----------------
                    None
                    ---------------------------------------------------------
                    Money Market Fund Class C
                    ---------------------------------------- ----------------
                    First Clearing Corp. Cust                12.668%
                    Spring Creek LP
                    Attn:  Elliot Schildkrout
                    45 Monadnock Rd.
                    Chestnut Hill, MA  02467-1121
                    ---------------------------------------------------------
                    Money Market Fund Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank                82.548%
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC  28288-1076
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Byrd & Co.                               5.114%
                    C/O First Union National Bank
                    Sweep Funds Processing PA 4903
                    123 S Broad St.
                    Philadelphia, PA  19109-1029
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services           44.911%
                    Money Market Omnibus Account
                    301 S. College St.
                    Charlotte, NC  28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    BISYS Fund Services Inc.                 27.224%
                    FBO First Union Sweep Customers
                    Attn:  Mike Bryan
                    3435 Stelzer Road
                    Columbus, OH  43219-6004
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union National Bank                16.789%
                    Trust Accounts
                    Attn:  Ginny Batten CMG-1151-2
                    401 S. Tryon St.  3rd Floor
                    Charlotte, NC  28202-1911
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank                47.216%
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC  28288-1076
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Pitcairn Trust Company                   5.195%
                    One Pitcairn Place
                    Jenkintown, PA  19046-3531
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corp-Cap Sweep Account    100%
                    Attn:  RIG Compliance
                    401 S. Tryon St.  NC1164
                    Charlotte, NC  28202-3215
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services           55.254%
                    Money Market Omnibus Account
                    301 South College Street
                    Charlotte, NC  28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation               15.818%
                    Irwin Friedman
                    29 Fawn Dr.
                    Livingston, NJ  07039-1905
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union National Bank                10.922%
                    Trust Accounts
                    Attn:  Ginny Batten CMG-1151-2
                    401 S Tryon St.  3rd Flr.
                    Charlotte, NC  28202-1911
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation FBO           5.158%
                    Charles M. Alberto Jr.
                    C/O Form Cut Industries Inc.
                    197 Mt. Pleasant Ave.
                    Newark, NJ  07104
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank BK/EB/INT      51.313%
                    Cash Acct.
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC  28288-1076
                    ---------------------------------------- ----------------
                    Edmund Brenman POA                       28.969%
                    Sally Brenman
                    65 Maebelle Dr.
                    Clark, NJ  07066-2216
                    ---------------------------------------- ----------------
                    First Clearing Corporation               15.672%
                    Joseph T D'Amario and Mary D'Amario
                    JRWROS
                    200 East 25th Street
                    Paterson, NJ  07514-2119
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund Class S
                    ---------------------------------------- ----------------
                    First Clearing Corp-Cap Sweep Account    100%
                    Attn:  RIG Compliance
                    401 S. Tryon St. NC 1164
                    Charlotte, NC  28202-3215
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund Class A
                    ---------------------------------------------------------
                    First Union Brokerage Services           79.026%
                    Money Market Omnibus Account
                    301 South College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation               5.037%
                    Clarice M. Thum
                    1950 Robert Road
                    Meadowbrook, PA  19046-1121
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank                75.290%
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC  28288-1076
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Johnathan B. Detwiler                    6.688%
                    P.O. Box 69
                    Phoenixville, PA  19460-0069
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corp-Cap Sweep Account    100%
                    Attn:  RIG Compliance
                    401 S Tryon St.  NC1164
                    Charlotte, NC  28202-3215
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank                38.965%
                    Trust Accounts
                    Attn:  Ginny Batten
                    11th Floor CMG-1151
                    301 S. Tryon Street
                    Charlotte, NC  28202-1915
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    BISYS Fund Services Inc.                 28.936%
                    FBO First Union Sweep Customers
                    Attn:  Mike Bryan
                    3435 Stelzer Road
                    Columbus, OH  43219-6004
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services           14.385%
                    Money Market Omnibus Account
                    301 S College St.
                    Charlotte, NC  28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank                83.998%
                    Trust Accounts
                    Attn:  Ginny Batten
                    301 S Tryon St  11th Fl. CMG-1151
                    Charlotte, NC  28202-1915
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corp-Cap Sweep Account    100%
                    Attn:  RIG Compliance
                    401 S. Tryon St. NC1164
                    Charlotte, NC  28202-3215
                    ---------------------------------------- ----------------


                                    EXPENSES

Advisory Fees

         The investment advisor to the Funds is Evergreen Investment Management Company, LLC ("EIMC"). Prior to 11/1/2000, the investment advisor for Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, and New Jersey Municipal Money Market Fund was Evergreen Asset Management Corp, and for Pennsylvania Municipal Money Market Fund was Evergreen Investment Management ("EIM"). Prior to 5/11/2001, the investment advisor for Money Market Fund and Treasury Money Market Fund was EIM. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund an annual fee equal to 0.41% of each Fund's average daily net assets, and from Treasury Money Market Fund an annual fee equal to 0.31% of the Fund's average daily net assets.

         EIMC is entitled to receive from Money Market Fund and Municipal Money Market Fund an annual fee based on each Fund's average daily net assets as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================

                          First $1 billion                0.44%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           Over $1 billion                0.39%
                  ================================== =================

         EIMC is entitled to receive from Pennsylvania Municipal Money Market Fund an annual fee based on the average daily net assets of the Fund, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================

                         First $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.28%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $1.5 billion               0.24%
                  ================================== =================


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

================================================================== ===================== ======================
                                                                    Advisory Fees Paid       Advisory Fees
Fund/Fiscal Year or Period                                                                      Waived
================================================================== ===================== ======================
===============================================================================================================
Year Ended 1/31/2001
===============================================================================================================
================================================================== ===================== ======================
Florida Municipal Money Market Fund                                            $636,680                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $53,179,383                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                  $5,271,524                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund                                         $515,904                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $735,875                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $11,755,695                     $0
================================================================== ===================== ======================
===============================================================================================================
Year Ended 1/31/2000
===============================================================================================================
================================================================== ===================== ======================
Florida Municipal Money Market Fund                                            $415,461                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $41,092,961                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                  $6,608,878                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund                                         $485,050                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $617,609                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $14,314,005                     $0
================================================================== ===================== ======================
---------------------------------------------------------------------------------------------------------------
Year Ended 1/31/1999
===============================================================================================================
================================================================== ===================== ======================
Florida Municipal Money Market Fund (a)                                        $107,393                $45,775
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $24,349,144                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                  $6,136,621                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund (a)                                     $114,832                $61,737
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $376,038                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $13,851,709                     $0
================================================================== ===================== ======================
(a) For the period from 10/26/1998 (commencement of operations) to 1/31/1999.

Sub-Advisory Fees Paid

         Until September 22, 2000, Lieber & Company acted as the sub-advisor to Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Municipal Money Market Fund, and was reimbursed by the previous investment advisor for the costs of providing sub-advisory services.

Brokerage Commissions

         The Funds paid no brokerage commissions during the fiscal year ended January 31, 2001.


Underwriting Commissions

         For each Fund there are no underwriting commissions for the last three fiscal periods.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended January 31, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI. Class I shares do not pay 12b-1 fees.

========================== ============================ ====================== ==================== ==========================
                                     Class A                   Class B               Class C                  Class S
             Fund
-------------------------- ---------------------------- ---------------------- -------------------- --------------------------
-------------------------- ------------- -------------- ------------ --------- ---------- --------- ------------ -------------
                           Distribution  Service        Distribution Service   DistributioService   Distribution Service Fees
                           Fees          Fees           Fees         Fees      Fees       Fees      Fees
========================== ============= ============== ============ ========= ========== ========= ============ =============
========================== ============= ============== ============ ========= ========== ========= ============ =============
Florida Municipal Money                                  $0           $0        $0         $0        $299,309        $213,793
Market Fund                $34,791          $173,952
-------------------------- -------------------------- -------------- ------------ --------- -------- ---------   ------------
-------------------------- -------------------------- -------------- ------------ --------- -------- ---------   ------------
Money Market Fund          $2,733,247    $13,666,236    $393,877     $131,292   $44,365    $14,788   $20,794,778  $14,853,413
-------------------------- -------------------------- -------------- ------------ --------- ---------- --------- ------------
-------------------------- -------------------------- -------------- ------------ --------- ---------- --------- ------------
Municipal Money Market                                  $0           $0        $0         $0         $1,182,324      $844,518
Fund                       $190,639         $953,197
-------------------------- -------------------------- -------------- ------------ --------- ---------- --------- ------------
-------------------------- ------------- -------------- ------------ --------- ---------- --------- ------------ -------------
New Jersey Municipal                                    $0           $0        $0         $0           $195,385      $139,561
Money Market Fund          $34,070          $170,927
--------------------------  ------------- ------------- -------------- ------------ --------- ---------- --------- -----------
-------------------------- -------------- ----------- -------------- ------------ --------- ---------- --------- ------------
Pennsylvania Municipal                                  $0           $0        $0         $0           $270,698      $193,356
Money Market Fund          $35,185          $175,927+
---------------------------------------- ------------ -------------- ------------ --------- ---------- --------- ------------
-------------------------- ------------- -------------- ------------ --------- ---------- --------- ------------ -------------
Treasury Money Market      $806,450        $4,032,250   $0           $0        $0         $0         $4,275,014    $3,053,581
Fund
========================== ============= ============== ============ ========= ========== ========= ============ =============
+Of this amount $105,556 was waived by the advisor.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended January 31, 2001 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

       =================================== =============================== ===================================
                                                                              Total Compensation from the
                                            Aggregate Compensation from      Evergreen Fund Complex for the
                                             Trust for the fiscal year      twelve months ended 12/31/2000*
                    Trustee                        ended 1/31/2001
       =================================== =============================== ===================================
       =================================== =============================== ===================================

       Laurence B. Ashkin**                           $19,034                           $82,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Charles A. Austin, III                         $21,111                           $88,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Arnold H. Dreyfuss**                           $19,151                           $83,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       K. Dun Gifford                                 $22,144                           $91,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       James S. Howell***                              $9,282                           $38,750
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Leroy Keith Jr.                                $19,824                           $83,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Gerald M. McDonnell                            $21,111                           $88,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Thomas L. McVerry                              $23,192                           $98,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Louis W. Moelchert, Jr.                        $19,824                           $83,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       William Walt Pettit                            $21,111                           $88,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       David M. Richardson                            $21,111                           $88,500
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Russell A. Salton, III                         $24,089                           $101,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Michael S. Scofield                            $26,650                           $112,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Richard J. Shima                               $19,824                           $83,000
       ----------------------------------- ------------------------------- -----------------------------------
       ----------------------------------- ------------------------------- -----------------------------------

       Richard K. Wagoner                             $21,111                           $88,500
       =================================== =============================== ===================================
         *Certain  Trustees  have  elected  to defer all or part of their  total compensation  for the calendar  year ended  December  31,  2000.  The amounts listed below will be payable in later years to the respective
           Trustees:
                           Austin           $26,550
                           Howell           $27,125
                           McDonnell        $88,500
                           McVerry          $98,500
                           Moelchert        $83,000
                           Pettit           $88,500
                           Salton           $101,000
                           Scofield         $65,100

         **As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
         ***As of January 1, 2000, James S. Howell retired and became Trustee
        Emeritus.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of January 31, 2001. For more information, see `Total Return' under "Performance Calculations" in Part 2 of this SAI.

========================== ======================= ======================= ======================= =======================

       Fund/Class                 One Year               Five Years          Ten Years or Since        Inception Date
                                                                                 Inception                of Class
========================== ======================= ======================= ======================= =======================
==========================================================================================================================
Florida Municipal Money Market Fund (a)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    3.48%                   N/A                     3.03%                         10/26/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    3.79%                   N/A                     3.32%                         12/29/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    3.30%                   N/A                     2.95%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund (b)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    5.84%                   5.06%                   4.78%                         01/04/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class B                    0.11%                   3.99%                   4.33%                         01/26/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class C                    3.11%                   4.65%                   4.60%                         08/01/1997
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    6.15%                   5.38%                   4.96%                         11/02/1987
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    5.78%                   5.30%                   4.93%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund (c)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    3.69%                   3.18%                   3.24%                         01/05/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    4.00%                   3.49%                   3.43%                         11/02/1988
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    3.63%                   3.42%                   3.39%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Money Market Fund (a)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    3.45%                   N/A                     2.96%                         10/26/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    3.76%                   N/A                     3.21%                         04/05/1999
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    3.27%                   N/A                     2.88%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Money Market Fund (c)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    3.66%                   3.13%                   3.04%                         08/22/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    3.82%                   3.23%                   3.09%                         08/15/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    3.45%                   3.16%                   3.06%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund (d)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    5.65%                   4.89%                   4.50%                         03/06/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    5.97%                   5.21%                   4.81%                         03/06/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    5.45%                   4.86%                   4.48%                         06/30/2000
========================== ======================= ======================= ======================= =======================
(a)  Historical  performance  shown for Classes S and I prior to their inception is based on the  performance of Class A, the original  class  offered.  The historical  returns for  Classes S and I have not been  adjusted to reflect the effect of each class' 12b-1 fees.  These fees are 0.30% for Class A are
     0.60% for Class S. Class I does not pay 12b-1 fees.  If these fees had been reflected,  returns  for Class S would have been lower  while  returns  for
     Class I would have been higher.

(b) Historical performance shown for Classes A, B, C and S prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, C and S have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Class S. Class
     I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B, C and S would have been lower.

(c) Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and S would have been lower.

(d) Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class S would have been lower.

Yields

         Below are the yields for each class of shares of the Funds for the seven-day period ended January 31, 2001. For more information, see `Yield' under "Performance Calculations" in Part 2 of this SAI.

===================== ======================= ===================== ============

     Fund/Class              Current                Effective        Tax
                                                                     Equivalent
                                                                     Yield (a)
===================== ======================= ===================== ------------
================================================================================
Florida Municipal Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               3.73%                   3.80%                 6.18%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               4.03%                   4.12%                 6.67%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               3.43%                   3.49%                 5.68%
--------------------- ----------------------- --------------------- ------------
--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               5.47%                   5.62%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class B               4.77%                   4.89%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class C               4.77%                   4.89%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               5.77%                   5.93%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               5.17%                   5.31%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------------------------------------------------------------------
Municipal Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               4.16%                   4.24%                 6.89%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               4.45%                   4.55%                 7.36%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               3.86%                   3.93%                 6.39%
--------------------- ----------------------- --------------------- ------------
--------------------------------------------------------------------------------
New Jersey Municipal Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               3.67%                   3.74%                 6.08%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               3.97%                   4.05%                 6.57%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               3.37%                   3.43%                 5.58%
--------------------- ----------------------- --------------------- ------------
--------------------------------------------------------------------------------
Pennsylvania Municipal Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               3.88%                   3.95%                 6.42%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               4.02%                   4.10%                 6.66%
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               3.43%                   3.49%                 5.68%
--------------------- ----------------------- --------------------- ------------
--------------------------------------------------------------------------------
Treasury Money Market Fund
--------------------------------------------------------------------------------
--------------------- ----------------------- --------------------- ------------
Class A               5.36%                   5.51%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class I               5.66%                   5.82%                 N/A
--------------------- ----------------------- --------------------- ------------
--------------------- ----------------------- --------------------- ------------
Class S               5.07%                   5.19%                 N/A
===================== ======================= ===================== ============
(a)      Assumes the following combined federal and state tax rates: 39.6%

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, a subsidiary of First Union Corporation, serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee at the annual rate of 0.06% of each Fund's average daily net assets.

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

===================================================== =====================
                                                      Administrative Fees
Fund/Fiscal Year or Period                                    Paid
===================================================== =====================
===========================================================================
Year Ended 1/31/2001
---------------------------------------------------------------------------
----------------------------------------------------- ---------------------
Florida Municipal Money Market Fund                              $93,173
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Money Market Fund                                           $8,104,520
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Municipal Money Market Fund                                    $734,081
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund                           $75,498
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                        $122,646
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Treasury Money Market Fund                                  $2,275,296
----------------------------------------------------- ---------------------
---------------------------------------------------------------------------
Year Ended 1/31/2000
---------------------------------------------------------------------------
----------------------------------------------------- ---------------------
Florida Municipal Money Market Fund                                $23,237
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Money Market Fund                                                 $516,868
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Municipal Money Market Fund                                        $61,148
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund                             $23,773
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                           $34,677
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Treasury Money Market Fund                                        $879,347
----------------------------------------------------- ---------------------
---------------------------------------------------------------------------
Year Ended 1/31/1999
---------------------------------------------------------------------------
----------------------------------------------------- ---------------------
Florida Municipal Money Market Fund (a)                             $6,149
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Money Market Fund (b)                                                  N/A
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Municipal Money Market Fund (b)                                        N/A
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund (a)                          $6,596
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                           $25,298
----------------------------------------------------- ---------------------
----------------------------------------------------- ---------------------
Treasury Money Market Fund                                      $1,069,575
===================================================== =====================
(a)  For the period 10/26/1998 (commencement of operations) through 1/31/1999.
(b) For periods prior to 01/03/2000, the administrative fees for Money Market Fund and Municipal Money Market Fund were paid by the Funds' investment advisor.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:


                 ============================= =============== ==============

                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**
                 ============================= =============== ==============
                 ============================= =============== ==============

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Money Market Funds                $25.50          $9.00
                 ============================= =============== ==============

                   *For shareholder  accounts only. Each Fund pays ESC cost plus
                  15% for broker accounts. **Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by calling (800) 343-2898, or by downloading it off our website at www.evergreeninvestments.com.

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 15,982,378 as of December 31, 2000. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970, to 12,937,000 in 1990, and to 15,982,378 in 2000. This
represents a 23.5% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The Demographic Estimating Conference Database projects Florida's population will exceed 18,121,273 by April 1, 2010.

         Economic Conditions and Outlook. The current Florida Economic Consensus estimating Conference forecast shows that the Florida economy is expected to grow at a slower pace than was experienced in the last years, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 3.8% for the 2000-01 fiscal year which began July 1, 2000. By the end of fiscal year 2001-02, non-farm employment is expected to reach 7.5 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 3.8% for 2000-01, then to rise to 4.3% in 2001-02.

         Tourism is an important element of Florida's economy. Arrivals are expected to increase 2.6% for 2000-01 and 3.3% for 2001-02. In 2000-01, 52.7
million domestic and international tourists are expected to visit the State. In 2001-02, tourist visits should reach 53.5 million.

         Another important element of Florida's economy is construction. The number of combined single and multi-family private housing starts is expected to fall from 162,600 units in 1999-2000 to 143,700 units the following year, and rise to 146,100 units in 2001-02. Total construction expenditures, however, are expected to increase 1.6% and 2.7%, respectively, during those two years.

Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 5% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund. During the 1999-2000 fiscal year, $60.1 million was transferred to the Budget Stabilization Fund, yielding a balance of $847.0 million.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216, Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the state budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. Article VII, Section 1(d) of the constitution states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), Florida Statutes, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., Florida Statutes, designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to
Section 216.77, Florida Statues.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the Working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the motor fuel tax, and the corporate income tax, which were 38%, 4% and 4%, respectively, of the total receipts of that fund for fiscal year 1999-2000. Donations and grants provided 27% of the General Revenue Fund for that year. Florida's Constitution and statutes mandate that the state budget as a whole and each separate fund within the state budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which amounted to $15.2 billion for fiscal year 1999-2000. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price or fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding countywide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (a) rentals of tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (b) admissions to places of amusements, most sports and recreation events; (c) utilities, except those used in homes; and (d) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services; insurance and certain personal service transactions; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Tax Cuts. Due to recent budget surpluses, the state has begun to implement a series of tax cuts in addition to funding the Budget Stabilization Fund, Working Capital Fund and other reserve funds. The 2000-01 budget contained approximately $578 million in tax cuts. The proposed 2001-02 budget contains an additional $313 million in tax cuts. The most significant source of these tax cuts has been a reduction in the intangible property tax rate, which is in the third phase of a four-year plan to eliminate the tax.

         Additionally, for a short period each year, the sales and use taxes are suspended on purchases of certain essential items priced less than $100, such as items of clothing. The burden of state taxes is expected to be reduced from 6.35% of personal income, to 6.09%, the lowest level since1991.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service ("Moody's") (Aa2), Standard and Poor's Ratings Services ("S&P") (AA+) and Fitch IBCA, Inc. ("Fitch") (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mils on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived form the projects.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(a) bonds issued for pollution control and abatement and solid waste disposal facilities and other w
                                      1-25
ater facilities authorized by general law and operated by state or local governmental agencies; and (b) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         The state's outstanding debt which is primarily payable from state revenue and secured by the full faith and credit of the state, increased from $8.7 billion in fiscal year 1998-99, to an estimated $9.3 billion in fiscal year 1999-2000 and to $9.5 billion in fiscal year 2000-01. For the same years, the state's debt service payments equaled $668 million, $1.0 billion and $1.1 billion or 2.0%, 2.94% and 2.99% of total state expenditures for each respective year.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida and its political subdivisions. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived in part from information disclosed in the Florida Comptroller's Annual Report dated February 15, 2001. No assurance can be made that other litigation has not been filed or is not pending which nay have a material impact on the State's financial position.

                  A. Bank of America (formerly Barnett Bank) v. Florida
                    Department of Revenue

         Case No. 97-02375, Duval County Circuit Court, 4th Judicial Circuit. This case involved the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The question turned on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Judgment was granted in the Plaintiff's favor; however, the First District Court of Appeal overturned the trial court's decision on January 5, 2000, in favor of the Department. The Florida Supreme Court has declined to hear an appeal of the First District Court of Appeal's decision. The plaintiff's time to appeal to the United States Supreme Court has not expired.

                  B. Jenkins v. Florida Department of Health and Rehabilitative
                    Services

         Case No. 79-102-CIV-J-16, United States District Court, Middle District of Florida. This was a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The Department had been collecting maintenance fees from parents of the placed children and various third parties such as Supplemental Security Income and Social Security. The District Court ruled in favor of the Plaintiffs and ordered repayment of the maintenance fees. As of June 30, 1999, the Department repaid the $217,694 in maintenance fees paid by the parents; however, amounts due to various third parties estimated up to $21 million have not been paid since the affected parties have not been identified. There has been no court activity of record in this case since 1994. The Department does not anticipate that significant future payments will be required pursuant to this case.

                  C. Nathan M. Hameroff, M.D., et al v. Agency for Health Care
                    Admin., et al

         Case No. 95-5936, Leon County Circuit Court, 2nd Judicial Circuit. This is a class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. The case went to trial October 3-4, 2000. On February 5, 2001, the trial court ruled that Section 395.705, Florida Statutes, was unconstitutional and disallowed further assessments. The court also stated that a future hearing would be held to determine the remedy afforded the plaintiffs. The potential refund liability for all such suits could total approximately $125 million.

                  D. Savona, et al v. Agency for Health Care Administration

         Case No. 96-6323, Leon County Circuit Court, 2nd Judicial Circuit. In this case, Plaintiffs sought retroactive and prospective relief on behalf of a class of Medicaid providers (doctors), demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $95 million, inclusive of interest, fees, and costs, would be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share (within the Medicaid Program) would be 45 percent of the $95 million.

                  E. Tower Environmental v. Florida Department of Environmental
                    Protection

         Case No. 98-01312, Hillsborough County Circuit Court, 13th Judicial Circuit. Tower Environmental has sued the state and the Florida Department of Environmental Protection (FDEP) alleging that both the State and FDEP "breached" contracts with them by changing the petroleum contamination reimbursement program. Alternatively, Tower claims that these actions constitute torts or impairment of contractual obligations. Tower also alleges that the termination of the reimbursement program pursuant to Section 376.3071, Florida Statutes, is a breach of contract. In addition to damages, Tower seeks recovery of attorneys' fees and costs. There has been a ruling that the statute was a written contract and that the state's sovereign immunity defense was therefore invalid. A settlement in the amount of $1.6 million has been reached and a mutual release fees the State and Department from liability. A request for an appropriation in the amount of $1.6 million has been submitted in the Department's fiscal year 2001-2002 Legislative Budget Request.

                  F. Peter and Roy Geraci v. Florida Department of
                    Transportation

         Case No. 98-3904, Hillsborough County Circuit Court, 13th Judicial Circuit. The Plaintiffs claim that the Florida Department of Transportation has been responsible for construction of roads and attendant drainage facilities in Hillsborough County and, as a result of its construction, has caused the Plaintiffs' property to become subject to flooding, thereby amounting to an uncompensated taking. On December 15, 1998, the Court granted the State's Motion for More Definite Statement as to certain portions of the Plaintiffs' complaint. An amended complaint was filed on March 30, 1999. The case was settled for $112,500.

                  G. State Contracting and Engineering Corp. v. Florida
                    Department of Transportation, et al

         Case No. 98006566(11), 17th Circuit Court, Broward County. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier soundwall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design on the subsequent projects. The case is awaiting a ruling by the Judge as to the application of recent U.S. Supreme Court cases to certain legal issues in this lawsuit. The case could be set for trial in the spring or summer of 2001 or could be delayed for an appeal of the Judge's ruling on outstanding legal issues. If the State is unsuccessful in its actions, potential losses could range from $30 to $60 million.

                  H. Cone Constructors, Inc. v. Florida Department of
                    Transportation

         Case No. CI 00-6996, 9th Judicial Circuit, Orange County, Florida. The Florida Department of Transportation terminated Cone Constructors, Inc. on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors has sued claiming breach of contract and wrongful termination. The Department filed a Motion for Change of Venue on June 20, 2000, and a Motion to Dismiss filed on June 22, 2000. The issue of venue has not been resolved at this time. If the State is unsuccessful in its actions, potential losses could be approximately $30 million.

                  I. Riscorp Insurance Company, et al v. Florida Department of
                    Labor and Employment Security and Mary B. Hooks

         Case No.  99-5027,  Leon County  Circuit Court,  2nd Judicial  Circuit.
Pursuant to Section 440.51, Florida Statutes, the Department collects assessments on "net premiums collected" and "net premiums written" from carriers of workers' compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." Riscorp is seeking refunds of approximately $32 million. The Department has answered the Complaint and written discovery is in progress. Notice for trial has not been issued, and no trial date has been set.

                  J. U.S. Environmental Protection Agency v. Florida Department
                    of Transportation

         The issue constitutes an environmental claim. Title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.6 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal. The EPA is currently preparing an Amended Record of Decision.

                  ADDITIONAL INFORMATION CONCERNING NEW JERSEY

New Jersey Municipal Securities

         The financial condition of the State of New Jersey (State), its public and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New Jersey Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is based on information obtained from New Jersey, certain of its authorities and certain other localities within the State, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New Jersey, and that there is no obligation on the part of New Jersey to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New Jersey.

Economic Factors

         New Jersey is the ninth largest state in population and the fifth smallest in land area. According to the United States Bureau of the Census and the Department of Labor, the population of New Jersey was 7,170,000 in 1970, 7,365,000 in 1980, 7,730,000 in 1990 and 8,414,350 in 2000. Historically, New
Jersey's average per capita income has been well above the national average, and in 2000 the State ranked third among the states in per capita personal income ($36,983).

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. The State's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices.

         While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment, according to the U.S. Dept. of Labor, from a peak of 3.69 million in 1989 to a low of 3.46 million in 1992. This low has been followed by an employment gain, reaching 3.80 million at year-end 1998. The New Jersey Dept. of Labor reports that employment growth continued to 4.03 million in April 2001.

         The annual average jobless rate has fallen from 8.5 percent in 1992, to
5.1 percent in 1997, to 4.6 percent in 1998, reaching an estimated 4.5% in 1999. In March 2000, the State's unemployment rate reached a ten year low at 3.6%. In March and April 2001, the unemployment rate was 3.8% and 4.2%, respectively.

          The New Jersey Department of Labor reports that on a seasonally adjusted basis, private nonfarm employment climbed to 3.37 million in December 1999 to 3.44 million in December 2000.

         Conditions have slowly improved in the construction industry, where employment has risen since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and early 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive. Construction employment, after falling from 163,400 in 1987 to 110,200 in 1992, has recovered to a level of 160,900 in April 2001.

         In the manufacturing sector, employment losses have continued during the past twelve years. Total manufacturing employment in New Jersey was 672,200 in 1987, 530,400 in 1992, 463,500 in 1999, and 451,500 in April 2001, a
reduction of 33%.

         Total employment in New Jersey has changed from 3.824 million in 1988, to 3.690 million in 1992, to 4.06 million in 2000. Looking forward, the New Jersey Department of Labor projects that the State's non-farm employment growth will occur almost exclusively in the service industries, such as transportation, communications, utilities, wholesale and retail trade, financial services, insurance, real estate and public education. The State projects continuing slow decline in manufactured goods employment.

State Finances

         The State  operates on a fiscal year  beginning  July 1 and ending June
30. For example, "Fiscal Year 2000" refers to the State's fiscal year beginning July 1, 2000 and ending June 30, 2000.

         The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State are accounted for in the General Fund. Revenues received from taxes, most Federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The Appropriations Act provide the basic framework for the operation of the General Fund. Undesignated Fund Balances are available for appropriation in succeeding fiscal years. There have been positive Undesignated Fund Balances in the General Fund at the end of each year since the State Constitution was adopted in 1947.

         The estimates for Fiscal Year 2001 and Fiscal Year 2002 reflect the amounts contained in the Governor's Fiscal Year 2000 Budget Message delivered on January 23, 2001.

         General Fund beginning balances for Fiscal Years 2001 and 2002 are projected to be $187.8 million and $101.4 million, respectively. Total Undesignated Fund balances for Fiscal Years 2001 and 2002 are projected to be $1,278.9 million and $1,000.0 million, respectively.

Fiscal Years 2001 and 2002 State Revenue Estimates

         The current estimate of $21.5 billion in total fiscal 2001 revenue is $343.8 million more than when the Governor certified revenues in June 2000. This increase assumes an underlying growth in gross payments of 2% and refund growth of 10%. It also includes $200 million in revenue from anticipated legislative changes to minimize the use of tax loopholes and $36 million in revenue loss from the first year phase-in of the elimination of the tax on subchapter S corporations.

         The three largest taxes, Gross Income, Sales and Use, and Corporation Business, account for 72% of total revenues and are expected to yield $15.6 billion.

         Sales and Use Tax. The Sales and Use Tax is estimated to generate $5.84 billion, a 6% rate of growth compared to the 9% rate originally projected. The estimate was lowered because of the softer than expected level of consumer and business purchases in the last half of 2000 when the effect of interest rate increases, instituted by the Federal Reserve over the past 15 months, started to slow the economy. The historic slump of the financial markets, slowing international growth and corporate profits, and softening consumer confidence put a chill on continued high levels of consumer and business durable goods purchases.

         The Fiscal Year 2002 estimate of $6.25 billion, is a 9.5% increase from the revised Fiscal Year 2001 estimate. This increase assumes an underlying growth in gross payments of 2% and refund growth of 10%. It also includes $200 million in revenue from anticipated legislative changes to minimize the use of tax loopholes and $36 million in revenue loss from the first year phase-in of the elimination of the tax on subchapter S corporations.

         Gross Income Tax. The Gross Income Tax forecast for fiscal 2001 is revised up to $8.31 billion, an increase of $572 million over the June 2000 certified revenue estimate. This represents a growth of 15.3% rather than the 7.4% growth rate anticipated in June 2000. Stronger than expected employer withholdings growth of 17.8% for 2000 through November underscores the growth of the 2000 tax base. This is the third consecutive year of double-digit growth and the strongest growth in fifteen years. In addition, the strong flow of estimated payments for tax year 2000, up 20% through November, clearly suggests that 2000 was an extraordinary year. In the past four years estimated payments grew an average 16% annually.

         The forecast of $8.92 billion for fiscal 2002 is an increase of $606 million, or 7.3%, over fiscal 2001 revenue. This is lower than the strong double-digit growth in recent years reflecting lower employment and stable wage income growth for 2001-2002 compared to the strong growth in the 1998-2000 period and slower growth at the top of the income distribution due to less frantic financial markets. It is anticipated that the tax base (New Jersey Total Income) will spike in 2000 to 10.5% after growing 8.2% in 1998 and 8.0% in 1999 due in part to the explosive growth in the financial markets in late 1999. In 2001 and 2002, the tax base is expected to continue to grow but at more moderate rates of 5.2% and 5.9%, respectively. Growth in the amount of income over $100,000, which has fueled the GIT revenue growth since 1995, has averaged around 18% annually (1995-1998). It is expected that this slowed to 15% in 1999 and will spike up to 20% in 2000, and then fall back to 9% and 10% in tax years 2001-2002, respectively.

         Corporation Business Tax. The Corporate Business Tax is revised down by $168 million to $1.41 billion for fiscal year 2001. This represents a decline of 2.6% compared to the 3.5% growth in CBT revenues in fiscal 2000. In June the CBT revenues were anticipated to grow nearly 9%. This shift reflects an unexpected weakening in fourth quarter corporate estimated payments for tax year 2000 which implies weaker tentative payments in April 2001 and smaller estimated payments for tax year 2001.
         The forecast of $1.5 billion for fiscal 2002 Corporation Business Tax revenue is an increase of $134 million, or 9.5%, compared to fiscal 2001. This increase assumes an underlying growth in gross payments of 2% and refund growth of 10%. It also includes $200 million in revenue from anticipated legislative changes to minimize the use of tax loopholes and $36 million in revenue loss from the first year phase-in of the elimination of the tax on subchapter S corporations.

         General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

         Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. Under the State Constitution, no general appropriations law or other law appropriating money for any State purpose may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.


                 ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA

         The financial condition of the Commonwealth of Pennsylvania (Commonwealth), its public authorities and its local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Pennsylvania Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors that may affect the financial situation in Pennsylvania and is based on information obtained from Pennsylvania, certain of its public authorities and certain other localities within the Commonwealth as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers might be unrelated to the creditworthiness of Pennsylvania. There is no obligation on the part of Pennsylvania to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by Pennsylvania.

General

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for many major corporations. Pennsylvania's average annual unemployment rate for each year since 1986 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for April 2000 was 4.3% and for the United States for April 2000 was 4.5%. The population of Pennsylvania, 12.28 million people in 2000 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.85 million. Per capita income in Pennsylvania for 1999 of $28,676 was higher than the per capita income of the United States of $28,518. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1998, June 30, 1999 and June 30, 2000 with positive fund balances of $1,959 million, $2,863 million and $4,264 million, respectively.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,014.9 million at June 30, 2000. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At January 15, 2000, all outstanding general obligation bonds of the Commonwealth were rated AA by S&P and Aa2 by Moody's (see Part 2 of this SAI). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2005, the Commonwealth has projected that it will issue notes and bonds totaling $3,321 million and retire bonded debt in the principal amount of $2,488.2 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 2000, the Combined total debt outstanding for all these agencies was $10,627 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency
(PHFA), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt (i.e., that approved by the voters) is unlimited. In addition, local
government  units  and  municipal  and  other   authorities  may  issue  revenue
obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system, and PPG Industries, Inc. v. Commonwealth of Pennsylvania involves whether the manufacturing exemption to the Commonwealth's capital stock and franchise tax is unconstitutional. No estimates for the amount of these claims are available.

Other Factors

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligors, depending upon the Pennsylvania Municipal Money Market Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligors of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems that impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. SOME OF THE INFORMATION BELOW WILL NOT APPLY TO THE FUND OR THE CLASS IN WHICH YOU ARE INTERESTED. SEE THE LIST UNDER OTHER SECURITIES AND PRACTICES IN PART 1 OF THIS SAI TO DETERMINE WHICH OF THE SECTIONS BELOW ARE APPLICABLE.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). The Fund may invest in securities issued by the GNMA, a corporation whollyowned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.


Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

WRITING COVERED OPTIONS ON SECURITIES. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

LIMITATIONS. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

RISKS OF OPTIONS AND FUTURES STRATEGIES. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC in January 2000, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.


Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.
Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.


Class B Shares

         The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                              CDSC RATE

         Month of purchase and the first 12-month
           period following the month of purchase.....................   5.00%
         Second 12-month period following the month of purchase.......   4.00%
         Third 12-month period following the month of purchase........   3.00%
         Fourth 12-month period following the month of purchase.......   3.00%
         Fifth 12-month period following the month of purchase........   2.00%
         Sixth 12-month period following the month of purchase........   1.00%
         Thereafter...................................................   0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                             CDSC RATE

         Month of purchase and the first 12-month
            period following the month of purchase                       2.00%
         Second 12-month period following the month of purchase          1.00%
         Thereafter                                                      0.00%

         See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (FORMERLY CLASS Y SHARES)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S Shares

         Class S shares of the Evergreen Money Market Funds are offered at NAV without an initial or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI.
Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class I, Institutional and Institutional Service shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases


         You may reduce your initial sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the initial sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Rights of Accumulation


         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the initial sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent


         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

                  1.  purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5.  a  systematic   withdrawal   from  the  ERISA  plan  of  a
                  shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-DAY YIELD

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-DAY CURRENT AND EFFECTIVE YIELD

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                [OBJECT OMITTED]


TAX EQUIVALENT YIELD

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12B-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S and Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

       --------------------------- ------------------------------- -----------------------------
                    CURRENT MAXIMUM CURRENT CONTRACTUAL 12B-1
                 CLASS              12B-1 FEES ALLOWED UNDER THE    FEES PAID TO EDI UNDER THE
                                PLANS AGREEMENTS*
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                   A                           0.75%                          0.30%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                   B                           1.00%                          1.00%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                   C                           1.00%                          1.00%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                   S                           0.75%                          0.60%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
             Administrative                    0.75%                          0.05%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
         Institutional Service                 0.75%                          0.25%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                Investor                       0.75%                          0.10%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
              Participant                      0.75%                          0.50%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                Reserve                        0.75%                          0.65%
       --------------------------- ------------------------------- -----------------------------
       --------------------------- ------------------------------- -----------------------------
                Resource                       1.00%                          0.80%
       --------------------------- ------------------------------- -----------------------------

                  *May be lower for certain Funds. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25%, to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, however, increase the fees allowed under the Plans.


         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C and Class S shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.


Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


Code of Ethics

         The Trust and its various advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EIMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.
         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

NAME                                 POSITION WITH TRUST         PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive Vice
                                                                  President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of New England;
                                                                 and Director, Health Development Corp. (fitness-wellness
                                                                 centers); Formerly, Director, Mentor Income Fund, Inc.


K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing
                                                                 Partner, Roscommon Capital Corp.; former Chairman of the
                                                                 Board, Director, and Executive Vice President, The London
                                                                 Harness Company (leather goods purveyor); former Chairman,
                                                                 Gifford, Drescher & Associates (environmental consulting);;;
                                                                 ; Formerly, Director, Mentor Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board member and former Chairman of the Board of the Common
                                                                 Fund; former Board member Common Fund Capital; Board member
                                                                 Common Fund Institutional Funds; Formerly, Trustee, Mentor
                                                                 Variable Investment Portfolios and Mentor Institutional
                                                                 Trust; Formerly, Director, Mentor Income Fund, Inc. and
                                                                 America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of Kellam & Pettit, P.A.; Formerly,
(DOB: 8/26/55)                                                   Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); and
                                                                 Trustee, Commerce and Industry Association of New Jersey,
                                                                 411 Technologies, LLP. (communications), and Director, J&M
                                                                 Cumming Paper Co.(paper merchandising);. Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA; Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant to the Board of Trustees of the Evergreen Funds;
                                                                 former member, New York Stock Exchange; member, North
                                                                 Carolina Securities Traders Association; member, Financial
                                                                 Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, First Union Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
*This Trustee may be considered an "interested person" of the Fund within the meaning of  the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                        CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           CREDIT QUALITY
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated BAA are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS, 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO Caa. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER 2 INDICATES A MID-RANGE RAKING AND THE MODIFIER 3 INDICATES THAT THE COMPANY RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

AAA Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO B. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER 2 INDICATES A MID-RANGE RAKING AND THE MODIFIER 3 INDICATES THAT THE COMPANY RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 13
                                                                 Filed on April 12, 2001

(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on December 12, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.

(d) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to Registrant's
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 10
          Distributor, Inc.                                      Filed on August 6, 1999

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 4
          Inc. (Evergreen)                                       Filed on May 31, 1998

(e)(3)    Class Y Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 10
          Inc.                                                   Filed on August 6, 1999

(e)(4)    Specimen of Dealer Agreement used by Evergreen         Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(f)       Deferred Compensation Plan                             Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 13
                                                                 Filed on April 12, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Registrant's
          and State Street Bank and Trust Company                Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          (California & U.S. Government Money Market Funds)      Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to Registrant's
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 11
                                                                 Filed on May 15, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Registrant's
          Registrant and Evergreen Service Company, LLC          Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          (California & U.S. Government Money Market Funds)      Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(j)       Consent of KPMG LLP

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(m)(3)    12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998
(n)       Not applicable

(o)       Form of Multiple Class Plan

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 11
                                                                 Filed on May 15, 2000



Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None


Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment
Advisors is contained in the Evergreen Investment Management Company, LLC (EIMC) Investment Advisory and Management Agreement between EIMC and the Registrant.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.


Item 26.       Business or Other Connections of Investment Adviser.

      The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

         The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive Officer

Dennis Sheehan                  Director, Chief Financial Officer

Anthony J. Fischer              President

Kevin J. Dell                   Vice President, General Counsel and Secretary

         Messrs. Fischer, Sheehan and Dell and Ms. Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of May, 2001.

                                        EVERGREEN MONEY MARKET TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                 Michael H. Koonce                  Carol A. Kosel*
President                         Secretary                          Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Louis W. Moelchert, Jr.
-----------------------------     -----------------------------      -------------------------------
Gerald M. McDonnell*              Thomas L. McVerry*                 Louis W. Moelchert, Jr.*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Russell A. Salton, III MD
------------------------------   ------------------------------      -------------------------------
Michael S. Scofield*              David M. Richardson*               Russell A. Salton, III MD*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima               /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                   Richard K. Wagoner*
Trustee                          Trustee                             Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact



*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS


Exhibit
Number    Exhibit
-------   -------------------------------

(d) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company, LLC

(j)       Consent of KPMG LLP

(o)       Form of Multiple Class Plan
          (5/1/01)

                                             May 29, 2001


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Money Market Trust (the "Trust")
               Post-Effective Amendment No. 14 to Registration Statement No. 333-42181/811-08555

Ladies and Gentlemen:

         On behalf of the Evergreen Money Market Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of bringing the Funds' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3433.


                                                 Sincerely yours,

                                                 /s/ Lloyd Lipsett

                                                 Lloyd Lipsett

Enclosure